Retirement Benefits (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in Unamortized Benefit Plan Costs (Table Amounts) [Abstract]
Change in net actuarial loss	$ (222)	$ (584)	$ 4,690
Change in prior service cost		5	103
Amortization of:
Prior service (cost) credit	12	9	25
Net loss from previous years	(270)	(365)	(46)
Tax (benefit) expense related to above items	183	374	(1,888)
Change in unamortized benefit plan costs	(297)	(561)	2,884
Pension Benefits
Changes in Unamortized Benefit Plan Costs (Table Amounts) [Abstract]
Change in net actuarial loss	(158)	(524)	4,558
Change in prior service cost		5	73
Amortization of:
Prior service (cost) credit	(48)	(50)	(40)
Net loss from previous years	(244)	(337)	(24)
Tax (benefit) expense related to above items	171	363	(1,807)
Change in unamortized benefit plan costs	(279)	(543)	2,760
Medical and Life Benefits
Changes in Unamortized Benefit Plan Costs (Table Amounts) [Abstract]
Change in net actuarial loss	(64)	(60)	132
Change in prior service cost		0	30
Amortization of:
Prior service (cost) credit	60	59	65
Net loss from previous years	(26)	(28)	(22)
Tax (benefit) expense related to above items	12	11	(81)
Change in unamortized benefit plan costs	$ (18)	$ (18)	$ 124